29. Other Accounts Payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		R$ 194,254	R$ 295,316
Other accounts payable, current		121,405	264,791	R$ 135,709
Other accounts payable, noncurrent		72,849	30,525	R$ 30,962
Customers
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		33,380	32,283
Public lighting rate collected
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		24,101	27,565
Aneel Order No. 084/2017 provision
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		22,132	20,542
Financial offset for the use of water resources
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		21,467	28,880
Investment acquisition
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		12,307	9,595
Pledges in guarantee
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		8,837	8,067
Reimbursements to customer contributions
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		5,481	10,894
Agreement Ivaí Engenharia
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable	[1]	0	122,068
Other liabilities
DisclosureOfOtherAccountsPayableLineItems [Line Items]
Other accounts payable		R$ 66,549	R$ 35,422

[1]	The agreement covers the discussions on economic - financial balance of contract and extinguishes the judicial process.